COMMITMENTS AND CONTINGENCIES - Service Agreement (Details) - shares					12 Months Ended
	Aug. 26, 2024	Aug. 05, 2024	May 14, 2024	Jan. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Ordinary shares, shares outstanding					25,216,523	11,675,216
First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration			23,360
Percentage of shares issuable				0.20%
Ordinary shares, shares outstanding						11,680,000
Threshold notice period					3 months
Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration	23,360
Percentage of shares issuable		0.20%
Ordinary shares, shares outstanding						11,680,000
Threshold notice period					3 months
Upon signing the agreement | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				23,360
Upon signing the agreement | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		23,360
Upon completion of the design, planning, and construction report | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				23,360
Upon completion of the design, planning, and construction report | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		23,360
Within one year following the second issuance of shares | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				23,360
Within one year following the second issuance of shares | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		23,360
Upon completion of the overall development of the Fernie Castle project | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				23,360
Upon completion of the overall development of the Fernie Castle project | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		23,360